Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Innovator U.S. Equity Buffer ETF - December
Prospectus [Line Items]
Annual Return [Percent]	12.60%	20.06%	(9.26%)	14.94%	13.57%